Acquisition of Fortress Cove	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Fortress Cove

Note 5 – Acquisition of Fortress Cove

On May 6, 2024, EUDA entered into a Share Purchase Agreement with certain persons for the acquisition of all outstanding shares of Fortress Cove and its 100% owned subsidiary, CKHP.

CKHP is a Malaysia company, and it has no operations prior to April 1, 2024 other than start up activities. On March 11, 2024, CKHP signed an agency contract to begin its principal activities, which include the exclusive rights in the distribution of series of collagens of “YOROYAL” brand in Malaysia, Vietnam and Indonesia, through its members and through its online platform. On March 25, 2024, CKHP signed another agency contract which include the exclusive distribution rights to distribute bioenergy cabins in Malaysia from Guangzhou Beauty Wellness Health Technology Co., Ltd. (“GBHT”). Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of CKHP for an aggregate consideration of 428,571 newly issued ordinary shares (the “Consideration Shares”), valued at $15.0 million, or $35.0 per share based on market price on May 7, 2024, EST. An additional one million ordinary shares (the “Additional Consideration Shares”) will be issued to the persons named in the Share Purchase Agreement if CKHP’s net income for the year ended December 31, 2024 is at least USD 2.0 million and net income for the year ended December 31, 2025 is at least USD 5.0 million. The acquisition closed on May 8, 2024 (“Acquisition Date”). Meng Dong (James) Tan, a significant shareholder of EUDA, who holds 17.8% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove before the Acquisition Date.

EUDA accounted for the acquisition of Fortress Cove as the purchase of an asset under generally accepted accounting principles in the U.S. (U.S. GAAP). Under this method of accounting, the assets of Fortress Cove will be recorded as of the Acquisition Date at their fair values and consolidated with EUDA. The fair value estimates include, but are not limited to, future expected cash flows, revenue and expense projections and discount rates.

The following table summarizes the consideration transferred:

Acquisition Date

Fair value of equity transferred in Acquisition Date (1)	$15,000,000
Fair value of contingent consideration (2)	-
Total consideration transferred	$15,000,000

(1)	The fair value of the consideration transferred as of the acquisition date is $15,000,000 (Based on 428,571 new EUDA shares issues at $35.0 based on the closing market price of EUDA on May 7, 2024 EST/May 8 SGT).

(2)

There is a contingent consideration where up to 50,000 new EUDA shares will be issued to the shareholders of Fortress Cove if net income of CKHP is at least $2,000,000 for Fiscal Year 2024 and $5,000,000 for Fiscal Year 2025 (“Milestones”). The contingent consideration will be issued as soon as practicable after both Milestones are achieved. As of the date of the acquisition, based on the financial forecast of CKHP, CKHP forecasted the probability of achieving the Milestones is very unlikely in Fiscal Year 2024 and Fiscal Year 2025. Hence, CKHP considered the fair value of the contingent consideration to be $0.

For the years ended December 31, 2025 and 2024, CKHP’s net income did not reach the required milestone in either year; accordingly, the applicable performance conditions were not achieved. As a result, no additional contingent consideration is payable in connection with these milestones.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The purchase price was allocated to the assets and identifiable intangible assets acquired, and liabilities assumed, based on their relative fair values at the acquisition date. The Company considered the fair value of identifiable intangible assets is lower than their allocated relative fair values and recorded an impairment loss of $14,755,560 on these intangible assets related to the acquisition. As a result, no goodwill was recorded for the excess value of the consideration transferred over the fair value of net assets acquired, as the transaction was recognized as an asset acquisition under ASC 805 rather than a business combination.

The identifiable intangible assets, consisting of distribution contracts with Guangzhou Beauty Wellness Health Technology Co., Ltd (“GBHT”) and Guangzhou Yoroyal Medical Technology Co., Ltd (“Yoroyal”), were recognized with fair values of $279,025 and $58,803, respectively, net of impairment loss. These distribution contracts are amortized based on the pattern of economic benefit, with useful lives estimated at two years for GBHT and three years for Yoroyal. The income method, typically used for valuing intangible assets that generate the majority of economic benefits for the acquiring entity, was applied to assess these assets.